PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2018
PROPERTY AND EQUIPMENT
NOTE 3. PROPERTY AND EQUIPMENT
	September 30, 2018	September 30, 2017

Furniture and Fixtures	$5,646	$5,826
Leasehold Improvement	-	13,215
Machinery and Equipment	12,499	12,897
	18,145	31,938
Less: Accumulated depreciation	(18,031)	(27,061)

Property and equipment, net	$114	$4,877

For the years ended September 30, 2018, 2017 and 2016 the Company recorded depreciation expense of $4,846, $7,025 and $6,822 respectively.